Equity Investments	12 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
Equity Investments
10 - Equity Investments
A summary of the components of equity investments is as follows:

	As of March 31,
(in millions)	2024	2023
Equity method investments under fair value option	$573	$592
Equity method investments under equity method	11	9
Non-marketable equity securities	157	122
Total equity investments	$741	$723
Income (loss) from equity investments, net is as follows:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
Equity method investments (1)	$(17)	$(41)	$112
Non-marketable equity securities (includes NAV)	(3)	(4)	29
Total loss from equity investments, net	$(20)	$(45)	$141
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.
Equity Method Investments
Details of the Company’s equity method investments as of March 31, 2024 are as follows:
Investments under equity method of accounting:

Name	Ownership Interest %
Arm IOT Fund LP (Taiwan)	25.8%
Accelerator Advisory Limited	32.1%
HOPU-ARM Holding Company Limited	10.0%
DeepTech Labs Fund 1 LP	42.9%
(1)    The Company’s investment in HOPU-ARM Holding Company Limited entitles the Company to a 10% equity interest in HOPU-ARM Holding Company Limited and representation on the board of directors by virtue of the right to appoint one of three members of the board of directors. Accordingly, the Company has the ability to exercise significant influence over the operating and financial policies of HOPU-ARM Holding Company Limited.
Investments where fair value option elected (including those under the NAV practical expedient):

Name	Ownership Interest %
Acetone Limited	10.0%
Ampere Computing Holdings LLC (“Ampere”)	6.7%
China Walden Ventures Investments II, L.P. —NAV	7.5%
China Walden Ventures Investments III, L.P. —NAV	8.1%
HOPU-ARM Innovation Fund, L.P. —NAV	5.1%
Catapult Ventures I, L.P. —NAV	18.1%
Investments in a limited liability company that maintains a specific ownership or limited partnerships which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership) over the investee are accounted for using the equity method.
The Company elected the fair value option to account for certain equity method investments in Acetone Limited and Ampere. See discussion below, along with Note 13 - Fair Value, for further information.
For the fiscal years ended March 31, 2024, 2023, and 2022, income (loss) from equity method investments not accounted under the fair value option or the NAV practical expedient was immaterial.
The Company holds equity method investments in funds accounted for under the fair value option that apply the NAV practical expedient. The estimated fair values of the Company’s equity securities at fair value that qualify for the NAV practical expedient were provided by the funds based on the indicated market values of the underlying assets or investment portfolios. As of March 31, 2024 and 2023, the carrying value of equity method investments under the fair value option measured at NAV was $106.2 million and $109.4 million, respectively.
For the fiscal years ended March 31, 2024, 2023, and 2022, the Company recognized losses from changes in fair value of $2.8 million, $1.7 million, and $40.0 million, respectively, for equity method investments accounted for under the NAV practical expedient. Changes in fair value are recorded through income (loss) from equity investments, net in the Consolidated Income Statements.
Acetone Limited
As of March 31, 2024 and 2023, the carrying value of the Company’s equity method investment in Acetone Limited was $76.5 million and $92.4 million, respectively. For the fiscal years ended March 31, 2024 and 2023, the Company recognized fair value losses of $15.9 million and $16.0 million, respectively, in income (loss) from equity investments, net in the Consolidated Income Statements. Fair value gains and losses for its retained interest in Acetone Limited were immaterial for the fiscal year ended March 31, 2022.
Ampere
As of March 31, 2024 and 2023, the carrying value of the Company’s equity method investment in Ampere was $389.8 million. For the fiscal year ended March 31, 2024, the Company did not recognize any changes in fair value in Ampere. For the fiscal year ended March 31, 2023, the Company recognized fair value losses of $26.3 million in income (loss) from equity investments, net in the Consolidated Income Statements. Fair value gains and losses for this investment were immaterial for the fiscal year ended March 31, 2022.
As of March 31, 2024 and 2023, the outstanding balance of the convertible promissory note with Ampere was $32.4 million and $30.9 million, respectively, in other non-current assets on the Consolidated Balance Sheets. The Company’s maximum exposure to loss is the amounts invested in, and advanced to, Ampere as of March 31, 2024.
Non-marketable Equity Securities
Non-marketable securities are those for which the Company does not have significant influence or control. These represent either direct or indirect, through a capital fund, investments in unlisted early-stage development enterprises which are generating value for shareholders through research and development activities. The Company holds equity interests in certain funds which are accounted for under the NAV practical expedient. As of March 31, 2024 and 2023, the carrying value of assets measured at NAV was $17.8 million and $18.0 million, respectively. For the fiscal years ended March 31, 2024, 2023 and 2022, the Company recognized gains of $0.5 million, losses of $10.5 million, and gains of $7.9 million, respectively, from changes in fair value for non-marketable securities accounted for under the NAV practical expedient.
Historically, the Company had an unrecognized trade receivable with a customer given the collectability of substantially all of the consideration was not probable. In the fiscal years ended March 31, 2024 and 2023, the Company invested in non-marketable preferred stock from the customer in exchange for the conversion of the trade receivables for $4.6 million and $12.7 million, respectively. In the fiscal year ended March 31, 2023, the Company also acquired additional non-marketable preferred stock in exchange for a cash payment of $10.7 million. Currently, the Company does not recognize any revenue and receivables due to not meeting the collectability criterion under ASC 606, Revenue from Contracts with Customers. The Company does not have significant influence or control over the customer and elected to apply the measurement alternative for this investment.
In June 2023, the Company entered into a subscription letter with a subsidiary of SoftBank Vision Fund L.P (“SoftBank Vision Fund”) and Kigen (UK) Limited (“Kigen”), an entity of which SoftBank Vision Fund indirectly owned 85% of the share capital on a fully diluted basis with the remainder comprising management incentives. Pursuant to the subscription letter, the Company and this subsidiary of SoftBank Vision Fund each invested $10.0 million paid in cash in exchange for preference shares of Kigen. The preference shares are convertible into common shares of Kigen and are entitled to full dividends, distribution and voting rights. The Company does not have significant influence or control over Kigen and elected to apply the measurement alternative for this investment.
The Company elected to apply the measurement alternative to all other non-marketable equity securities. Under the measurement alternative, these equity securities are recorded at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in orderly transactions.
The components of gains and (losses) which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient are as follows:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$4	$31
Impairment of non-marketable equity securities	(3)	(8)	(3)
Sale of non-marketable equity securities	—	—	1
Total income (loss) from equity investments in non-marketable securities, net	$(3)	$(4)	$29
All equity method investments held by the Company are considered long-term to enable ecosystem growth and are non-current assets. For the fiscal years ended March 31, 2024, 2023 and 2022, the Company recognized $5.2 million, $1.0 million, and $2.4 million, respectively, in dividends from equity investments measured using the NAV practical expedient. The total amount of financial commitments to existing investees of the Company not provided for in the consolidated financial statements was $19.9 million and $22.1 million as of March 31, 2024 and 2023, respectively.